Taxes (Details 1)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
China statutory income tax rate	25.00%	25.00%	25.00%
Preferential tax rate reduction	(10.00%)	(10.00%)	(10.00%)
Permanent difference	(15.20%)	(15.20%)	(15.20%)
Effective tax rate	(0.20%)	(0.20%)	(0.20%)